Accounts Receivable, Net - Schedule of Allowance for Credit Loss (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Allowance for Credit Loss [Abstract]
Balance at beginning of the year
Balance at end of the year	19,500
Addition	$ 19,500